Sep. 28, 2026
SIIT Screened World Equity Ex-US Fund | SCREENED WORLD EQUITY EX-US FUND
Investment Goal
Capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.65%
Distribution (12b‑1) Fees	None
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.83%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year		3 Years	5 Years	10 Years
Screened World Equity Ex-US Fund — Class A Shares	$85	$265	$460	$1,025

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Screened World Equity Ex-US Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies of various capitalization ranges. These securities may include common stocks, preferred stocks, depositary receipts, warrants, exchange-traded funds (ETFs) that track an international ex-US equity index, derivative instruments (principally swaps, futures and forward contracts) whose value is based on an international equity index or an underlying international equity security or basket of international equity securities and investment companies whose portfolios are designed to correlate with a portfolio of international equity securities.

Potential investments for the Fund are first assessed for financial soundness and then evaluated according to the Fund’s social criteria (including “BDS” criteria, as described below). The Fund will invest in securities of foreign issuers located in developed and/or emerging market countries but will seek to avoid investing in companies that within the last three years have conducted non-humanitarian business with countries designated by the U.S. Department of State as State Sponsors of Terrorism, which as of September 30, 2026 include Cuba, Iran and North Korea. This includes companies that pay royalties, such as those on oil or gas, to these governments, as well as companies whose substantial operations or customers in the country contribute to providing a stable economic environment that supports the government’s oppressive policies. The Fund will also avoid investing in companies that have been identified as having adopted or implemented a “Pro-BDS” stance. “BDS” refers to the Palestinian-led movement promoting boycotts, divestments and economic sanctions against Israel. Accordingly, the Fund will maintain an “Anti-BDS” approach.

The Fund’s investment adviser, SEI Investments Management Corporation (SIMC, or the Adviser), has retained a third party environmental, social, and governance research firm to identify a list of issuers that have been identified as failing to meet the Fund’s social criteria (including issuers that have a “Pro-BDS” stance). The list will be developed using information gathered from a variety of sources, such as government agencies, trade journals, direct company contacts and industry and regional publications. The Sub-Advisers will then rely on this list when determining what companies to avoid investing in. Additionally, a Sub-Adviser will promptly liquidate a position that no longer complies with the social criteria (including positions in issuers that have a “Pro-BDS” stance). The Adviser reserves the right to modify the Fund’s social criteria from time to time in response to world events. All social criteria may be changed without shareholder approval. The Fund’s Anti-BDS approach has been adopted to enable investment in the Fund by institutional investors that seek to support Israel or oppose the BDS movement in their investment implementation. This Fund policy is for the benefit of such investors and not meant as a formal representation of SEI’s official corporate policy or position on the issue of BDS. Investments in cash, cash equivalents and other similar investments, and investments made for short-term purposes, including in connection with the Fund’s equitization of cash, may not be screened for compliance with the Fund’s social criteria.

The Fund will not invest more than 35% of its assets in the common stocks or other equity securities of issuers located in emerging market countries. The Fund may also, to a lesser extent, invest in swaps on securities for risk management purposes or as part of its investment strategies. The Fund’s benchmark is the MSCI All Country World Ex-U.S. Net Index (net of dividends). The Fund is expected to have an absolute return and risk profile similar to the international equity ex-US market. The Fund is diversified as to issuers, market capitalization, industry and country.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment strategies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Due to its investment strategy, the Fund may buy and sell securities frequently.

One or more Sub-Advisers may implement a long/short equity investment strategy by investing in securities believed to offer capital appreciation opportunities while also attempting to take advantage of an anticipated decline in the price of a company. A long/short equity investment strategy takes (i) long positions with respect to investments that the Sub-Adviser believes to be undervalued relative to their potential increase in price, and (ii) short positions (including through derivative instruments, such as swaps) with respect to investments that the Sub-Adviser believes to be overvalued and likely to decrease in price. A long/short equity investment strategy seeks returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated.

The Sub-Advisers may seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Sub-Advisers may buy and sell currencies (i.e., take long or short positions) using derivatives, principally foreign currency forward contracts, swaps, options and futures. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

The Fund may also invest in swaps, futures contracts and forward contracts for hedging purposes, including to seek to manage the Fund’s currency exposure to foreign securities and mitigate the Fund’s overall risk.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten calendar years, and by showing how the Fund’s average annual returns for 1, 5 and 10 years, and since the Fund’s inception compare with those of a broad measure of market performance. The performance information shown is based on a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1‑800-DIAL-SEI.

Best Quarter: 19.32% (6/30/20) Worst Quarter: ‑22.98% (3/31/20) The Fund’s total return from January 1, 2026 to June 30, 2026 was 10.03%.

Best Quarter: 19.32% (6/30/20) Worst Quarter: -22.98% (3/31/20) The Fund's total return from January 1, 2026 to June 30, 2026 was 10.03%.

Average Annual Total Returns (for the periods ended December 31, 2025)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Screened World Equity Ex-US Fund	1 Year	5 Years	10 Years	Since Inception (6/30/2008)
Return Before Taxes	27.87%	8.06%	10.00%	5.39%
Return After Taxes on Distributions	22.30%	5.53%	8.44%	4.45%
Return After Taxes on Distributions and Sale of Fund Shares	19.42%	5.88%	7.95%	4.28%
MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)	32.39%	7.91%	8.41%	4.75%